Putnam VT Global Asset Allocation Fund
The fund's portfolio
3/31/22 (Unaudited)

COMMON STOCKS (71.6%)(a)
	Shares	Value
Basic materials (2.6%)
Alcoa Corp.	768	$69,143
Anglo American PLC (London Exchange) (United Kingdom)	3,173	163,652
Archer-Daniels-Midland Co.	812	73,291
Arkema SA (France)	415	49,511
Avery Dennison Corp.	869	151,180
Axalta Coating Systems, Ltd.(NON)	2,765	67,964
BHP Group, Ltd. (London Exchange) (Australia)	740	28,372
BlueScope Steel, Ltd. (Australia)	5,895	91,093
Brenntag SE (Germany)	1,569	126,868
Celanese Corp.	523	74,721
CF Industries Holdings, Inc.	699	72,039
Compagnie de Saint-Gobain (France)	2,416	143,776
Corteva, Inc.	1,722	98,981
Covestro AG (Germany)	1,526	77,106
CRH PLC (Ireland)	1,285	51,451
Dow, Inc.	1,140	72,641
DuPont de Nemours, Inc.	4,909	361,204
Eastman Chemical Co.	662	74,184
Eiffage SA (France)	836	85,688
Freeport-McMoRan, Inc. (Indonesia)	1,717	85,404
James Hardie Industries PLC (CDI) (Australia)	2,761	83,089
LyondellBasell Industries NV Class A	695	71,460
Misumi Group, Inc. (Japan)	400	11,901
Nitto Denko Corp. (Japan)	400	28,667
Olin Corp.	1,448	75,701
Rio Tinto PLC (United Kingdom)	2,255	178,880
Shin-Etsu Chemical Co., Ltd. (Japan)	900	137,147
South32, Ltd. (Australia)	9,595	35,730
Toyo Suisan Kaisha, Ltd. (Japan)	800	28,608
Vat Group AG (Switzerland)	49	18,684
WestRock Co.	1,650	77,600
Weyerhaeuser Co.(R)	7,397	280,346

		3,046,082
Capital goods (4.0%)
A.O. Smith Corp.	1,108	70,790
Acuity Brands, Inc.	674	127,588
AGCO Corp.	1,559	227,661
Allegion PLC (Ireland)	1,537	168,732
Allison Transmission Holdings, Inc.	1,834	72,003
Axon Enterprise, Inc.(NON)	523	72,033
Carrier Global Corp.	1,627	74,630
Caterpillar, Inc.	356	79,324
Clean Harbors, Inc.(NON)	758	84,623
Crown Holdings, Inc.	592	74,053
Cummins, Inc.	353	72,404
Daikin Industries, Ltd. (Japan)	600	109,245
Deere & Co.	177	73,536
Donaldson Co., Inc.	1,183	61,433
Dover Corp.	486	76,253
Eaton Corp. PLC	479	72,693
Emerson Electric Co.	1,331	130,505
Fortive Corp.	6,386	389,099
GEA Group AG (Germany)	1,394	57,595
General Dynamics Corp.	2,270	547,479
Graco, Inc.	1,025	71,463
HEICO Corp.	524	80,455
Honeywell International, Inc.	1,126	219,097
Johnson Controls International PLC	3,508	230,020
Koito Manufacturing Co., Ltd. (Japan)	800	32,387
Legrand SA (France)	557	52,952
Lockheed Martin Corp.	796	351,354
Mitsubishi Electric Corp. (Japan)	3,200	36,831
Nordson Corp.	522	118,536
Otis Worldwide Corp.	947	72,872
Parker Hannifin Corp.	224	63,562
Republic Services, Inc.	2,369	313,893
Sandvik AB (Sweden)	5,461	115,939
Textron, Inc.	2,690	200,082
Toro Co. (The)	872	74,547
Toshiba Corp. (Japan)	300	11,384
Vinci SA (France)	302	30,876
Waste Management, Inc.	471	74,654

		4,792,583
Communication services (2.1%)
American Tower Corp.(R)	373	93,705
AT&T, Inc.	28,170	665,657
Comcast Corp. Class A	7,297	341,646
Crown Castle International Corp.(R)	2,252	415,719
KDDI Corp. (Japan)	4,600	151,093
Koninklijke KPN NV (Netherlands)	23,120	80,296
Nippon Telegraph & Telephone Corp. (Japan)	4,000	116,227
Telstra Corp., Ltd. (Australia)	42,081	124,101
Verizon Communications, Inc.	9,780	498,193

		2,486,637
Communications equipment (0.2%)
Ciena Corp.(NON)	1,267	76,818
Telefonaktiebolaget LM Ericsson Class B (Sweden)	15,958	146,015

		222,833
Computers (6.5%)
Apple, Inc.	30,388	5,306,049
Cisco Systems, Inc./Delaware	14,422	804,171
Dropbox, Inc. Class A(NON)	3,197	74,330
Fortinet, Inc.(NON)	239	81,676
Nutanix, Inc. Class A(NON)	2,734	73,326
Pure Storage, Inc. Class A(NON)	2,096	74,010
Roper Technologies, Inc.	165	77,918
ServiceNow, Inc.(NON)	106	59,030
Snowflake, Inc. Class A(NON)	2,457	562,972
SS&C Technologies Holdings, Inc.	970	72,769
Synopsys, Inc.(NON)	2,045	681,537

		7,867,788
Conglomerates (0.4%)
3M Co.	478	71,165
AMETEK, Inc.	3,133	417,253

		488,418
Consumer cyclicals (10.3%)
Amazon.com, Inc.(NON)	825	2,689,459
Aristocrat Leisure, Ltd. (Australia)	2,873	77,891
AutoZone, Inc.(NON)	327	668,578
Berkeley Group Holdings PLC (The) (United Kingdom)	624	30,373
Booking Holdings, Inc.(NON)	31	72,802
Boyd Gaming Corp.(NON)	1,063	69,924
Brambles, Ltd. (Australia)	5,938	43,787
CIE Generale Des Etablissements Michelin SCA (France)	301	40,663
Cintas Corp.	197	83,802
CK Hutchison Holdings, Ltd. (Hong Kong)	7,000	51,322
Daiwa House Industry Co., Ltd. (Japan)	3,300	86,215
Dolby Laboratories, Inc. Class A	960	75,091
Entain PLC (United Kingdom)(NON)	3,985	85,472
Expedia Group, Inc.(NON)	408	79,833
FactSet Research Systems, Inc.	179	77,713
FleetCor Technologies, Inc.(NON)	298	74,220
Ford Motor Co.	37,872	640,416
Gartner, Inc.(NON)	1,476	439,051
Genuine Parts Co.	1,253	157,903
Hermes International (France)	93	131,910
Home Depot, Inc. (The)	228	68,247
iHeartMedia, Inc. Class A(NON)	214	4,051
Industria de Diseno Textil SA (Spain)	2,980	64,841
Interpublic Group of Cos., Inc. (The)	1,985	70,368
JD Sports Fashion PLC (United Kingdom)	48,419	93,763
La Francaise des Jeux SAEM (France)	860	34,088
Liberty Media Corp.-SiriusXM Series A(NON)	1,597	72,999
Lowe's Cos., Inc.	323	65,307
LVMH Moet Hennessy Louis Vuitton SA (France)	50	35,603
Marriott International, Inc./MD Class A(NON)	2,484	436,563
Mastercard, Inc. Class A	97	34,666
Moncler SpA (Italy)	741	41,266
New York Times Co. (The) Class A	1,639	75,132
News Corp. Class A	3,271	72,453
Nintendo Co., Ltd. (Japan)	300	151,369
O'Reilly Automotive, Inc.(NON)	969	663,726
Pandora A/S (Denmark)	825	78,053
PayPal Holdings, Inc.(NON)	780	90,207
Porsche Automobil Holding SE (Preference) (Germany)	1,080	104,630
Publicis Groupe SA (France)	2,104	127,811
Rivian Automotive, Inc. Class A(NON)	1,562	78,475
Ross Stores, Inc.	850	76,891
Ryohin Keikaku Co., Ltd. (Japan)	600	6,997
Sofina SA (Belgium)	45	16,319
Sony Group Corp. (Japan)	1,900	196,101
Stellantis NV (Italy)	8,256	133,602
Tapestry, Inc.	1,832	68,059
Target Corp.	3,342	709,239
Terminix Global Holdings, Inc.(NON)	1,618	73,829
Tesla, Inc.(NON)	1,024	1,103,462
Toll Brothers, Inc.	1,494	70,248
Toyota Motor Corp. (Japan)	1,200	21,496
Travel + Leisure Co.	1,244	72,077
TuSimple Holdings, Inc. Class A(NON)	2,896	35,331
Vail Resorts, Inc.	296	77,040
Volvo AB Class B (Sweden)	2,328	43,421
Walmart, Inc.	8,422	1,254,204
Walt Disney Co. (The)(NON)	535	73,381
Wesfarmers, Ltd. (Australia)	3,881	145,827
Wyndham Hotels & Resorts, Inc.	1,057	89,517

		12,407,084
Consumer staples (5.0%)
Carlsberg A/S Class B (Denmark)	277	33,820
Coca-Cola Co. (The)	11,977	742,574
Coca-Cola HBC AG (Italy)	1,782	37,162
Coles Group, Ltd. (Australia)	8,269	110,215
Colgate-Palmolive Co.	8,178	620,138
Copart, Inc.(NON)	585	73,400
Costco Wholesale Corp.	143	82,347
Diageo PLC (United Kingdom)	3,521	177,963
DoorDash, Inc. Class A(NON)	633	74,181
Ferguson PLC (United Kingdom)	931	126,374
Hershey Co. (The)	358	77,554
Imperial Brands PLC (United Kingdom)	5,183	109,133
ITOCHU Corp. (Japan)	2,000	67,844
Koninklijke Ahold Delhaize NV (Netherlands)	4,455	143,211
L'Oreal SA (France)	493	197,331
ManpowerGroup, Inc.	911	85,561
McDonald's Corp.	1,717	424,580
McDonald's Holdings Co. (Japan), Ltd. (Japan)	1,400	58,312
Nestle SA (Switzerland)	1,202	156,045
Netflix, Inc.(NON)	200	74,918
Nissin Food Products Co., Ltd. (Japan)	500	35,111
PepsiCo, Inc.	1,122	187,800
Philip Morris International, Inc.	8,288	778,575
Procter & Gamble Co. (The)	5,052	771,946
Recruit Holdings Co., Ltd. (Japan)	1,900	83,177
Starbucks Corp.	2,506	227,971
Swedish Match AB (Sweden)	7,754	58,326
Tyson Foods, Inc. Class A	959	85,955
Uber Technologies, Inc.(NON)	2,107	75,178
Ulta Beauty, Inc.(NON)	186	74,069
Wendy's Co. (The)	3,522	77,378
Yakult Honsha Co., Ltd. (Japan)	1,000	53,375

		5,981,524
Electronics (3.5%)
Advanced Micro Devices, Inc.(NON)	638	69,759
Agilent Technologies, Inc.	2,080	275,246
Cirrus Logic, Inc.(NON)	853	72,326
Garmin, Ltd.	935	110,900
Hoya Corp. (Japan)	1,200	136,934
Intel Corp.	1,524	75,529
Monolithic Power Systems, Inc.	153	74,309
NVIDIA Corp.	7,691	2,098,566
Omron Corp. (Japan)	800	53,338
Qualcomm, Inc.	7,306	1,116,503
Shimadzu Corp. (Japan)	2,100	72,313
Thales SA (France)	144	18,184

		4,173,907
Energy (2.6%)
APA Corp.	2,267	93,695
BP PLC (United Kingdom)	29,451	143,928
Cheniere Energy, Inc.	517	71,682
Chevron Corp.	3,121	508,192
ConocoPhillips	797	79,700
DCC PLC (Ireland)	1,029	79,753
Equinor ASA (Norway)	4,085	153,282
Exxon Mobil Corp.	6,601	545,177
Halliburton Co.	6,864	259,940
Marathon Oil Corp.	3,437	86,303
Marathon Petroleum Corp.	2,198	187,929
Oasis Petroleum, Inc.	141	20,628
Occidental Petroleum Corp.	1,209	68,599
Phillips 66	1,271	109,802
Schlumberger, Ltd.	1,707	70,516
Shell PLC (London Exchange) (United Kingdom)	10,377	284,784
Targa Resources Corp.	3,722	280,899
Valero Energy Corp.	758	76,967

		3,121,776
Financials (10.2%)
3i Group PLC (United Kingdom)	4,420	79,953
Allianz SE (Germany)	840	200,587
Allstate Corp. (The)	529	73,272
Ally Financial, Inc.	7,510	326,535
American Campus Communities, Inc.(R)	1,327	74,272
American Financial Group, Inc.	536	78,052
American International Group, Inc.	1,236	77,584
Ameriprise Financial, Inc.	1,595	479,074
Apartment Income REIT Corp.(R)	1,397	74,684
Apollo Global Management, Inc.	1,108	68,685
Arch Capital Group, Ltd.(NON)	777	37,622
AvalonBay Communities, Inc.(R)	322	79,975
Aviva PLC (United Kingdom)	17,737	104,700
Axis Capital Holdings, Ltd.	1,272	76,918
Banco Bilbao Vizcaya Argentaria SA (Spain)	23,684	135,420
Banco Santander SA (Spain)	50,674	171,935
Bank Leumi Le-Israel BM (Israel)	12,599	135,251
Berkshire Hathaway, Inc. Class B(NON)	598	211,040
BlackRock, Inc.	96	73,360
Blackstone, Inc.	601	76,291
BOC Hong Kong Holdings, Ltd. (Hong Kong)	18,000	67,731
Brixmor Property Group, Inc.(R)	2,930	75,623
Capital One Financial Corp.	701	92,034
Carlyle Group, Inc. (The)	1,558	76,202
CBRE Group, Inc. Class A(NON)	3,331	304,853
Chubb, Ltd.	361	77,218
Citigroup, Inc.	14,848	792,883
CK Asset Holdings, Ltd. (Hong Kong)	14,633	100,012
CubeSmart(R)	4,573	237,933
Dai-ichi Life Holdings, Inc. (Japan)	3,800	77,307
DBS Group Holdings, Ltd. (Singapore)	6,100	160,371
Dexus (Australia)(R)	5,356	43,588
Discover Financial Services	664	73,166
East West Bancorp, Inc.	1,826	144,291
Equitable Holdings, Inc.	10,662	329,562
Equity Lifestyle Properties, Inc.(R)	1,011	77,321
Evercore, Inc. Class A	654	72,803
Everest Re Group, Ltd.	248	74,742
Exor NV (Netherlands)	664	50,645
Extra Space Storage, Inc.(R)	374	76,894
Fidelity National Financial, Inc.	3,350	163,614
First Industrial Realty Trust, Inc.(R)	1,250	77,388
Gaming and Leisure Properties, Inc.(R)	2,710	127,180
Gjensidige Forsikring ASA (Norway)	903	22,402
Goldman Sachs Group, Inc. (The)	2,760	911,076
Goodman Group (Australia)(R)	8,398	142,638
Iida Group Holdings Co., Ltd. (Japan)	1,500	25,965
Investor AB Class B (Sweden)	5,777	125,453
Invitation Homes, Inc.(R)	1,861	74,775
Israel Discount Bank, Ltd. Class A (Israel)	8,600	53,436
Jones Lang LaSalle, Inc.(NON)	702	168,101
JPMorgan Chase & Co.	11,164	1,521,876
Lamar Advertising Co. Class A(R)	666	77,376
Life Storage, Inc.(R)	1,606	225,531
Link REIT (The) (Hong Kong)(R)	1,300	11,080
LPL Financial Holdings, Inc.	374	68,322
Marsh & McLennan Cos., Inc.	489	83,335
MetLife, Inc.	9,648	678,061
MGIC Investment Corp.	5,230	70,867
Mizrahi Tefahot Bank, Ltd. (Israel)	310	12,059
New Residential Investment Corp.(R)	6,935	76,146
NN Group NV (Netherlands)	282	14,213
Old Republic International Corp.	2,773	71,738
OneMain Holdings, Inc.	1,520	72,063
Orion Office REIT, Inc.(NON)(R)	2,241	31,374
Partners Group Holding AG (Switzerland)	104	129,206
PNC Financial Services Group, Inc. (The)	394	72,673
Popular, Inc. (Puerto Rico)	881	72,013
Prologis, Inc.(R)	502	81,063
Public Storage(R)	241	94,057
Reinsurance Group of America, Inc.	709	77,607
SEI Investments Co.	1,222	73,577
Simon Property Group, Inc.(R)	586	77,094
SLM Corp.	4,981	91,451
Starwood Property Trust, Inc.(R)	3,014	72,848
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,000	63,828
Sumitomo Realty & Development Co., Ltd. (Japan)	700	19,349
SVB Financial Group(NON)	123	68,812
Synchrony Financial	1,958	68,158
UBS Group AG (Switzerland)	9,644	188,415
United Overseas Bank, Ltd. (Singapore)	6,000	140,736
Unum Group	3,067	96,641
Virtu Financial, Inc. Class A	2,065	76,859
W.R. Berkley Corp.	1,188	79,076
Wells Fargo & Co.	1,400	67,844
Zurich Insurance Group AG (Switzerland)	112	55,219

		12,312,984
Government (—%)
Poste Italiane SpA (Italy)	1,925	21,838

		21,838
Health care (9.2%)
Abbott Laboratories	8,147	964,279
AbbVie, Inc.	4,464	723,659
ABIOMED, Inc.(NON)	251	83,141
Align Technology, Inc.(NON)	150	65,400
AmerisourceBergen Corp.	520	80,449
Amgen, Inc.	325	78,592
Anthem, Inc.	182	89,402
AstraZeneca PLC (United Kingdom)	178	23,605
Baxter International, Inc.	946	73,353
Bio-Rad Laboratories, Inc. Class A(NON)	130	73,220
Boston Scientific Corp.(NON)	1,706	75,559
Bristol-Myers Squibb Co.	3,523	257,285
Cardinal Health, Inc.	1,394	79,040
Cigna Corp.	324	77,634
CVS Health Corp.	708	71,657
Edwards Lifesciences Corp.(NON)	4,000	470,880
Eli Lilly and Co.	1,461	418,387
Eurofins Scientific (Luxembourg)	699	69,294
Exelixis, Inc.(NON)	3,398	77,033
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	1,103	18,534
Getinge AB Class B (Sweden)	1,528	60,822
GlaxoSmithKline PLC (United Kingdom)	5,833	125,782
Hologic, Inc.(NON)	2,271	174,458
IDEXX Laboratories, Inc.(NON)	144	78,777
Illumina, Inc.(NON)	221	77,217
Incyte Corp.(NON)	1,045	82,994
Intuitive Surgical, Inc.(NON)	260	78,437
Ipsen SA (France)	287	35,852
IQVIA Holdings, Inc.(NON)	1,464	338,491
Johnson & Johnson	440	77,981
Laboratory Corp. of America Holdings(NON)	467	123,129
Masimo Corp.(NON)	471	68,549
McKesson Corp.	1,209	370,111
Medtronic PLC	4,230	469,319
Merck & Co., Inc.	15,887	1,303,528
Merck KGaA (Germany)	608	127,333
Moderna, Inc.(NON)	1,629	280,612
Molina Healthcare, Inc.(NON)	658	219,502
Novartis AG (Switzerland)	2,973	260,736
Novavax, Inc.(NON)	903	66,506
Novo Nordisk A/S Class B (Denmark)	2,346	259,812
Ono Pharmaceutical Co., Ltd. (Japan)	1,200	30,137
Pfizer, Inc.	8,196	424,307
Quidel Corp.(NON)	646	72,649
Regeneron Pharmaceuticals, Inc.(NON)	260	181,589
Roche Holding AG (Switzerland)	865	342,086
Sartorius Stedim Biotech (France)	135	55,329
Service Corp. International	1,116	73,455
Sonic Healthcare, Ltd. (Australia)	4,917	129,475
Teleflex, Inc.	230	81,611
UnitedHealth Group, Inc.	483	246,316
Vertex Pharmaceuticals, Inc.(NON)	3,109	811,356

		10,998,661
Semiconductor (0.5%)
Applied Materials, Inc.	1,957	257,933
ASML Holding NV (Netherlands)	301	200,767
KLA Corp.	200	73,212
Lam Research Corp.	136	73,115
Tokyo Electron, Ltd. (Japan)	100	51,347

		656,374
Software (5.6%)
Adobe, Inc.(NON)	1,765	804,169
Atlassian Corp PLC Class A (Australia)(NON)	1,299	381,685
Autodesk, Inc.(NON)	349	74,808
Cadence Design Systems, Inc.(NON)	3,327	547,158
Electronic Arts, Inc.	588	74,388
Intuit, Inc.	2,185	1,050,635
Manhattan Associates, Inc.(NON)	793	109,997
Microsoft Corp.	11,072	3,413,608
NTT Data Corp. (Japan)	3,100	60,802
Sage Group PLC (The) (United Kingdom)	9,111	83,551
Square Enix Holdings Co., Ltd. (Japan)	1,600	70,827
Workday, Inc. Class A(NON)	314	75,190

		6,746,818
Technology services (5.5%)
Accenture PLC Class A	3,870	1,305,080
Alphabet, Inc. Class A(NON)	1,274	3,543,440
Capgemini SE (France)	462	102,769
DocuSign, Inc.(NON)	1,763	188,853
eBay, Inc.	1,253	71,747
Fidelity National Information Services, Inc.	736	73,909
GoDaddy, Inc. Class A(NON)	881	73,740
Meta Platforms, Inc. Class A(NON)	2,382	529,662
Nomura Research Institute, Ltd. (Japan)	3,000	98,116
Palo Alto Networks, Inc.(NON)	120	74,701
Pinterest, Inc. Class A(NON)	13,624	335,287
Roku, Inc.(NON)	559	70,026
SCSK Corp. (Japan)	1,200	20,564
Zebra Technologies Corp. Class A(NON)	391	161,757

		6,649,651
Transportation (1.1%)
A.P. Moeller-Maersck A/S Class B (Denmark)	14	42,198
CSX Corp.	18,056	676,197
Deutsche Post AG (Germany)	2,845	136,613
Nippon Express Holdings, Inc. (Japan)	400	27,495
Nippon Yusen KK (Japan)	1,200	104,871
Ryder System, Inc.	919	72,904
SG Holdings Co., Ltd. (Japan)	700	13,192
Union Pacific Corp.	303	82,783
United Parcel Service, Inc. Class B	324	69,485
Yamato Holdings Co., Ltd. (Japan)	2,100	39,313

		1,265,051
Utilities and power (2.3%)
AES Corp. (The)	12,667	325,922
Ameren Corp.	857	80,352
American Electric Power Co., Inc.	4,909	489,771
Constellation Energy Corp.	1,419	79,819
DTE Energy Co.	628	83,028
Duke Energy Corp.	730	81,512
E.ON SE (Germany)	2,660	30,935
Edison International	1,213	85,031
Enel SpA (Italy)	3,496	23,346
Eversource Energy	855	75,402
Exelon Corp.	1,627	77,494
FirstEnergy Corp.	1,924	88,235
Fortum OYJ (Finland)	7,076	128,453
Kinder Morgan, Inc.	12,167	230,078
NiSource, Inc.	2,392	76,066
NRG Energy, Inc.	2,905	111,436
Osaka Gas Co., Ltd. (Japan)	2,200	37,770
PPL Corp.	1,346	38,442
Southern Co. (The)	3,941	285,762
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	1,923	2,462
Tokyo Gas Co., Ltd. (Japan)	3,900	71,442
Vistra Corp.	3,320	77,190
WEC Energy Group, Inc.	758	75,656
Xcel Energy, Inc.	1,098	79,243

		2,734,847

Total common stocks (cost $62,905,793)		$85,974,856

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (17.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.0%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$134,343	$150,033
3.00%, TBA, 4/1/52	1,000,000	988,441
3.00%, with due dates from 8/20/49 to 4/20/51	1,212,621	1,202,773

		2,341,247
U.S. Government Agency Mortgage Obligations (15.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 3.00%, 1/1/48	714,789	707,120
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	40,284	41,865
4.00%, 1/1/49	123,561	126,412
3.00%, with due dates from 4/1/46 to 11/1/48	484,439	480,020
2.50%, with due dates from 5/1/51 to 7/1/51	1,828,197	1,749,121
Uniform Mortgage-Backed Securities
6.00%, TBA, 4/1/52	1,000,000	1,066,988
4.50%, TBA, 5/1/52	1,000,000	1,033,282
4.50%, TBA, 4/1/52	1,000,000	1,037,344
4.00%, TBA, 5/1/52	1,000,000	1,016,797
4.00%, TBA, 4/1/52	1,000,000	1,020,547
3.50%, TBA, 5/1/52	2,000,000	1,996,094
3.50%, TBA, 4/1/52	2,000,000	2,003,594
2.50%, TBA, 5/1/52	2,000,000	1,904,531
2.50%, TBA, 4/1/52	2,000,000	1,908,438
2.50%, TBA, 4/1/37	2,000,000	1,975,782

		18,067,935

Total U.S. government and agency mortgage obligations (cost $20,792,530)		$20,409,182

CORPORATE BONDS AND NOTES (14.8%)(a)
	Principal amount	Value
Basic materials (0.8%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$20,000	$23,600
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	5,000	4,966
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	10,000	9,238
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	13,000	13,640
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	10,000	9,711
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32	5,000	4,656
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	7,000	7,263
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	10,000	9,911
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	15,000	13,509
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	94,000	100,815
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29	5,000	4,341
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	15,000	15,189
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	30,000	29,700
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	5,000	4,263
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	10,000	10,225
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	10,000	10,046
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	10,000	11,198
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	25,000	25,313
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	54,000	48,322
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	5,000	4,575
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	5,000	4,600
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31	15,000	13,872
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	40,000	41,293
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	10,000	8,988
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)	5,000	4,950
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)	10,000	9,850
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	23,000	23,853
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. notes 3.468%, 12/1/50	7,000	6,174
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	19,000	16,961
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	10,000	9,252
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29	15,000	13,955
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24	5,000	5,088
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	10,000	9,960
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	10,000	10,075
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	10,000	9,650
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	35,000	33,980
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26	10,000	9,553
Nufarm Australia, Ltd./Nufarm Americas, Inc. 144A sr. unsec. notes 5.00%, 1/27/30 (Australia)	5,000	4,926
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	20,000	22,940
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	25,000	25,286
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28	5,000	4,594
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	15,000	13,200
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	20,000	18,850
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	5,000	4,488
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	35,000	35,078
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29	20,000	19,600
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)	10,000	10,298
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	15,000	14,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	10,000	9,227
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	20,000	18,725
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	10,000	9,990
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	77,000	63,294
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	38,000	31,781
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	30,000	38,512
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	12,817
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	11,000	14,023
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24	10,000	10,132
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	10,000	9,785
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	10,000	9,351

		993,682
Capital goods (0.8%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	5,000	4,536
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	20,000	19,675
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	10,000	10,025
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	5,000	4,739
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	25,000	22,772
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	46,000	42,853
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	40,000	46,184
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	10,000	9,791
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)	15,000	14,700
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)	5,000	4,686
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	9,000	9,320
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29	15,000	14,321
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	11,284
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	30,000	30,160
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	5,000	4,663
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)	5,000	4,725
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	5,000	4,600
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	10,000	10,085
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27	10,000	10,550
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	10,000	9,550
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	55,000	59,223
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	25,000	22,828
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	15,000	15,600
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	65,000	68,956
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	6,000	6,309
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	5,000	4,344
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	24,000	24,468
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	18,000	18,719
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	5,000	4,608
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	15,000	13,463
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29	20,000	17,700
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	60,000	60,003
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	9,000	9,178
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	2,000	1,860
OT Merger Corp. 144A sr. unsec. notes 7.875%, 10/15/29	15,000	12,975
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	15,000	14,019
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	10,000	10,375
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	15,000	12,563
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28	10,000	9,826
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40	20,000	22,156
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	5,227
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29	5,000	4,663
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	10,000	9,475
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	35,000	33,989
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	20,000	20,655
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	5,000	4,792
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	10,000	10,090
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27	15,000	14,888
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	10,000	9,373
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29	10,000	9,350
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	50,000	51,332
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28	5,000	4,563
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	2,000	1,952
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	30,000	30,095
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	20,000	18,902
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	10,000	10,621

		938,359
Communication services (1.7%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	74,000	66,926
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	100,000	95,754
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	61,000	53,800
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	7,000	7,408
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	187,000	166,139
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	33,000	29,262
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	83,628
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32	10,000	9,147
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	7,000	7,098
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	20,000	20,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	45,000	43,211
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30	5,000	4,691
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	10,000	9,075
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	2,000	1,975
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	25,000	22,497
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	3,000	3,415
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	10,000	9,499
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	110,000	90,651
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	44,000	45,051
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	7,000	7,060
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	92,000	93,711
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	4,000	5,171
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	19,000	17,861
Comcast Corp. 144A company guaranty sr. unsec. bonds 2.887%, 11/1/51	16,000	13,489
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	3,000	2,841
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	32,000	25,200
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	25,000	24,870
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	25,000	24,975
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	34,000	33,753
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	35,000	35,156
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	63,000	63,080
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	73,000	97,852
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	5,000	4,919
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	10,000	9,935
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	10,000	9,975
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29	10,000	8,516
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28	10,000	9,463
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	5,000	4,763
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	20,000	19,268
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	25,000	23,925
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	80,000	77,470
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	5,000	4,967
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	20,000	19,200
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	20,000	18,827
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	15,000	13,770
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	45,000	52,141
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	10,000	11,288
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	60,000	52,483
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	7,027
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	73,000	73,426
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31	16,000	14,509
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	10,000	9,009
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	10,000	10,268
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29	5,000	4,564
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	25,000	25,410
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	65,000	77,796
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	70,000	64,839
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	35,000	32,517
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	65,000	69,313
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	90,000	94,938
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	11,000	11,132

		2,049,904
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 4.156%, perpetual maturity	15,000	14,381

		14,381
Consumer cyclicals (2.0%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	15,000	13,931
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	25,000	24,938
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	14,000	13,356
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	90,000	91,154
AMC Entertainment Holdings, Inc. 144A company guaranty notes 10.00% (12.00%), 6/15/26(PIK)	10,000	8,981
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29	5,000	4,859
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	15,000	14,410
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	10,000	9,325
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29	5,000	4,656
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	14,000	12,189
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	5,000	5,092
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	15,000	16,181
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	5,000	5,250
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)	10,000	9,075
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	15,000	14,250
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	40,000	36,600
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	36,026
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	25,000	27,115
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	5,000	4,975
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	15,000	14,456
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25	2,000	2,101
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)	10,000	9,791
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)	10,000	9,080
Caesars Entertainment, Inc. 144A sr. notes 6.25%, 7/1/25	20,000	20,649
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	5,000	4,675
Carnival Corp. 144A sr. unsec. notes 7.625%, 3/1/26	15,000	15,098
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	15,000	14,305
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29	10,000	9,314
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	10,000	10,100
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24	15,000	14,963
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26	5,000	4,850
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	15,000	14,008
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	15,000	14,838
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	10,000	10,052
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29	15,000	14,968
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	15,000	14,063
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	60,000	54,525
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26	15,000	5,813
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	10,000	9,713
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	65,000	65,468
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	70,000	71,172
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29	15,000	14,006
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	10,000	9,383
Ford Motor Co. sr. unsec. unsub. bonds 3.25%, 2/12/32	65,000	57,434
Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26	35,000	35,213
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	15,000	15,338
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)	10,000	8,983
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	10,000	9,388
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	5,000	4,688
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	4,000	4,446
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	79,000	79,244
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	22,000	22,328
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	10,123
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	12,000	10,786
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	6,000	5,538
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31	30,000	28,686
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	13,000	13,325
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	10,000	10,150
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	10,000	10,067
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	47,000	48,576
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	17,189	17,748
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	47,000	49,205
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	10,000	9,575
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25	5,000	5,131
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	15,000	13,725
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	10,000	9,367
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	38,000	39,586
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	15,000	13,736
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	10,000	10,188
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	5,000	5,325
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32	5,000	4,938
Magallanes, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32	113,000	113,272
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	5,000	5,038
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	10,000	8,988
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)	15,000	14,806
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	10,000	9,393
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	10,000	9,622
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	5,000	4,895
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	15,000	14,307
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	15,000	14,177
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30	5,000	4,669
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	20,000	15,054
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31	50,000	44,357
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27	5,000	4,925
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	5,000	5,025
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29	15,000	14,738
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	4,000	4,021
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	10,000	9,450
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	10,000	10,050
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28	10,000	10,072
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29	10,000	9,975
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	65,000	65,786
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	38,000	38,432
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	22,000	21,456
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26	12,000	12,184
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	10,000	9,908
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	5,000	4,574
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	15,000	14,679
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	15,000	19,350
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26	5,000	4,803
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29	10,000	9,425
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.25%, 4/15/30	10,000	9,200
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	5,000	4,859
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	30,000	28,432
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	9,000	7,754
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	15,000	16,630
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	5,000	4,929
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	15,000	15,713
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	5,000	5,182
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	25,000	23,438
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32	5,000	4,428
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	5,000	4,646
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	10,000	9,575
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27	5,000	5,004
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	10,000	9,725
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30	5,000	4,458
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	50,000	45,500
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	15,000	14,250
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	10,000	10,000
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25	10,000	10,438
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26	10,000	10,050
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	10,000	9,407
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31	10,000	8,822
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	5,000	4,375
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	10,000	9,913
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30	10,000	9,200
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	5,000	4,574
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	10,000	9,485
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	10,000	9,850
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	40,000	40,700
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	10,000	10,299
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	5,000	5,194
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	15,000	15,056
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	10,000	9,025
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	40,000	63,371
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	20,000	20,600
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	10,000	9,476
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	15,000	14,513
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	15,000	14,119
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	5,000	5,188

		2,377,400
Consumer staples (0.9%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	5,000	4,510
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	15,000	14,400
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	20,000	18,950
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	5,000	4,869
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	35,000	33,835
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	10,563
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	13,000	15,851
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	48,000	51,805
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	15,000	16,263
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	10,000	9,301
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	15,000	13,782
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	2,248	2,404
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	65,269
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	70,367
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	5,000	4,594
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	20,000	19,617
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	5,000	5,070
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	5,000	5,200
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	60,000	53,985
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	17,000	17,926
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	10,000	10,150
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	5,000	4,938
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35	16,000	17,056
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	28,000	27,604
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 4.875%, 10/1/49	20,000	21,073
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	3,000	3,049
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	10,000	10,000
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30	15,000	13,950
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	3,000	2,985
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31	5,000	4,472
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	40,000	38,750
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26	5,000	4,747
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	150,000	144,009
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000	10,488
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	63,000	69,445
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	15,000	15,599
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	20,000	21,650
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	57,000	60,802
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	5,000	5,161
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26	15,000	15,094
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29	20,000	19,300
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26	8,000	7,363
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	25,000	23,317
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	10,000	10,330
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25	5,000	5,250
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	15,000	15,713
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29	5,000	4,759
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	15,000	14,080
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32	5,000	5,011
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	5,000	4,559
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	5,000	4,903

		1,054,168
Energy (1.2%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	10,000	10,821
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26	3,000	3,308
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	4,000	4,324
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	10,000	10,075
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	10,000	10,190
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	70,000	69,864
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	35,000	35,316
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24	15,000	14,925
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25	5,000	5,300
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	10,000	10,542
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	10,000	12,375
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	20,000	20,102
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	15,000	14,550
ChampionX Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	5,000	5,100
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	16,000	17,055
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	10,000	9,694
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32	9,000	8,190
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	4,000	4,060
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	10,000	9,853
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	10,000	10,316
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44	5,000	4,931
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	15,000	15,207
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	10,000	10,120
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	15,000	16,407
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	90,000	80,257
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.00%, 5/1/29	10,000	10,000
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	5,000	5,213
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	15,000	17,588
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	5,000	6,489
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	5,000	6,494
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41	5,000	5,770
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	15,000	14,978
DT Midstream, Inc. 144A sr. bonds 4.30%, 4/15/32	10,000	10,026
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	20,000	20,586
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	55,000	56,857
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25	5,000	5,188
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23	9,000	9,135
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	15,000	15,300
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	50,000	50,103
EQT Corp. sr. unsec. notes 7.50%, 2/1/30	10,000	11,588
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	40,000	47,270
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	10,000	9,993
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	5,000	4,718
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	28,000	28,727
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	20,000	18,975
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	10,000	9,731
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25	4,000	4,166
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26	5,000	5,000
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	5,000	5,125
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	5,000	5,738
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	5,000	5,625
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	56,000	62,160
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	25,000	29,367
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	5,000	5,935
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	10,000	12,259
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	5,000	5,915
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25	15,000	15,453
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 5.50%, 6/10/51 (Brazil)	19,000	16,304
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	40,000	42,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	8,000	8,400
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	20,000	20,250
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	2,000	2,089
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)	37,000	32,329
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	53,000	50,350
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	15,000	15,300
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	5,000	5,075
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25	10,000	10,150
Renewable Energy Group, Inc. 144A company guaranty sr. notes 5.875%, 6/1/28	5,000	5,371
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	15,000	15,014
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	14,000	14,806
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	70,000	70,142
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	10,283
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	10,000	10,319
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25	5,000	5,458
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	10,000	10,162
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	25,000	25,313
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	30,000	30,011
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	10,000	9,704
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	15,000	14,475
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	10,000	9,850
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	3,075	3,067
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	9,375	9,281
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	10,000	10,325
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	10,000	10,090
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	5,000	5,019
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33	5,000	4,763
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	5,000	5,093

		1,415,147
Financials (4.0%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	10,000	10,000
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	65,000	56,836
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	23,000	23,421
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	35,000	33,043
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	15,000	14,819
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	64,000	80,277
American Express Co. sr. unsec. notes 2.65%, 12/2/22	96,000	96,587
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29	5,000	4,800
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	50,000	45,489
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	25,000	24,524
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	15,000	14,413
Athene Global Funding 144A notes 1.985%, 8/19/28	40,000	35,140
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	200,000	179,506
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	74,000	76,498
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	5,000	4,596
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	120,000	114,915
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	195,000	231,737
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	1,000	988
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	78,000	78,136
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	10,000	8,658
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	30,871
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	10,000	8,463
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	65,000	66,196
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	14,000	14,121
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	92,000	79,162
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	35,000	33,075
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	204,242
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	50,000	50,562
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	10,703
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	50,000	51,572
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	10,000	10,520
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	10,000	10,374
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	15,000	12,863
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31	5,000	4,263
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28	10,000	8,863
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	75,000	74,397
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	20,000	19,982
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)	5,000	4,913
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	27,000	27,948
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	30,000	30,748
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	11,000	10,876
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	47,000	51,993
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	135,000	138,048
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	17,000	16,949
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	5,000	4,981
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27	5,000	4,636
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	20,000	18,147
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	10,000	10,293
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	5,000	4,963
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)	5,000	4,731
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	21,000	19,241
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	87,000	89,079
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	20,000	18,491
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	24,000	30,228
Home Point Capital, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/26	5,000	4,088
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	20,000	20,231
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29	5,000	4,775
Huntington Bancshares, Inc. 144A unsec. sub. FRB 2.487%, 8/15/36	41,000	35,673
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	10,000	10,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	10,000	9,814
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	5,000	4,588
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	48,000	40,957
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	18,000	15,546
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22	14,000	14,139
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	10,000	10,125
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	15,000	15,123
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	30,000	29,512
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	17,000	17,425
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	157,000	151,309
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.506%, 5/15/47	13,000	11,180
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	17,000	15,895
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	300,000	306,444
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	6,000	5,614
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	165,000	166,790
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	33,480
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)	15,000	14,147
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	25,000	24,906
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	15,000	14,306
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	22,000	23,248
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	185,000	186,444
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	40,000	43,322
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23	183,000	184,773
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	15,000	14,306
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	10,000	9,613
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30	5,000	4,625
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	31,825
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25	5,000	5,268
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	35,000	37,411
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	5,238
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	15,000	14,574
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31	10,000	8,888
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	10,000	9,900
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	15,000	14,025
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	10,000	9,290
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	4,000	3,793
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	15,000	14,749
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	11,000	11,165
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	26,000	25,870
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.80%, 4/29/22 (Canada)	78,000	78,111
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	46,904
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	5,000	5,245
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	90,000	100,201
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	78,000	78,067
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	62,000	62,232
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	16,000	15,720
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	200,000	200,369
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	60,000	53,802
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25	20,000	20,066
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	9,000	9,383
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	15,000	14,378
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	185,000	179,791
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	3,000	3,066
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	41,000	34,453

		4,847,259
Health care (1.1%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	160,000	158,097
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	15,000	15,279
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	15,000	12,975
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	5,000	5,019
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	10,000	8,529
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29	10,000	8,200
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	10,000	9,575
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	7,000	6,660
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31	50,000	44,170
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	67,000	67,822
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	52,000	52,386
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30	20,000	17,449
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	6,000	6,107
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	5,000	4,592
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	30,000	30,300
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	5,000	4,706
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	5,000	4,713
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	5,000	5,207
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	5,000	5,088
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	10,000	9,070
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	10,000	9,825
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	15,000	14,397
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	27,000	27,394
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	99,000	108,191
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	37,085	38,742
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	15,000	14,193
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28	10,000	10,725
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)	5,000	4,538
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25	5,000	4,963
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51	40,000	34,683
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	5,000	5,097
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	20,000	22,568
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	10,000	10,500
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	5,000	4,830
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	14,000	13,230
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	1,000	1,012
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	50,000	50,924
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	8,000	8,019
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	20,000	19,403
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29	5,000	4,625
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29	10,000	9,297
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	85,714
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29	5,000	4,688
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25	3,000	3,090
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30	5,000	5,125
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	15,000	14,325
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	40,000	40,351
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	15,000	15,264
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	6,000	6,053
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	5,000	4,504
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	10,000	9,303
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	2,000	2,009
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	5,000	5,133
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	20,000	20,094
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	30,000	30,263
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29	15,000	14,381
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	90,000	90,460
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	25,000	22,754
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	35,000	35,926

		1,302,537
Technology (1.1%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	20,000	17,868
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	30,000	23,318
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	35,000	34,112
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	20,000	17,196
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	25,000	25,206
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	80,000	90,415
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	28,384
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	20,000	18,657
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	5,000	4,622
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28	10,000	9,477
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	5,000	5,183
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	10,000	10,300
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	90,000	88,366
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	71,000	71,958
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	10,000	8,681
Cisco Systems, Inc./California sr. unsec. unsub. bonds 5.90%, 2/15/39	5,000	6,522
Cisco Systems, Inc./California sr. unsec. unsub. notes 2.50%, 9/20/26	35,000	34,676
Citrix Systems, Inc. sr. unsec. sub. notes 1.25%, 3/1/26	50,000	48,610
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29	20,000	18,816
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	5,000	5,058
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	10,000	9,725
Condor Merger Sub., Inc. 144A sr. unsec. notes 7.375%, 2/15/30	10,000	9,592
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	5,000	4,588
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	2,000	2,923
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25	5,000	5,079
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	140,000	140,273
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	20,000	19,259
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	20,000	20,314
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25	10,000	10,119
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50	25,000	21,587
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	35,000	30,953
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	35,000	36,929
Oracle Corp. sr. unsec. unsub. notes 3.625%, 7/15/23	144,000	145,933
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	80,000	80,300
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	30,000	27,150
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	30,000	26,316
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	30,000	26,637
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	30,000	27,750
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	30,000	25,496
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25	5,000	5,044
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	10,000	9,250
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	5,000	4,648
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	15,000	14,138
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	10,000	10,019
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	25,000	22,851

		1,304,298
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	10,000	9,963
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	10,000	10,075
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)	60,000	56,518
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	72,129
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	15,000	15,115
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	15,928
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	20,000	20,259
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	5,000	4,755
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	5,000	4,918
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	35,000	34,411

		244,071
Utilities and power (1.0%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	50,000	44,712
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	55,000	56,862
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	10,000	9,242
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	5,000	4,767
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	5,000	4,886
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	10,000	9,580
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	4,000	4,020
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	35,000	34,142
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	28,000	34,368
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	45,329
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	69,878
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	54,400
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	5,000	6,368
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	15,173
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	30,000	31,031
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	30,000	29,513
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	36,192
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	91,000	81,445
Energy Transfer LP sr. unsec. unsub. bonds 6.125%, 12/15/45	6,000	6,617
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	4,000	3,845
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	90,000	90,374
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	25,000	25,039
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	5,000	5,013
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	12,000	12,923
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	25,000	25,175
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	17,000	21,908
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	2,000	2,061
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	10,000	10,004
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	21,000	20,986
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	30,000	26,400
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	5,000	4,886
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)	75,000	75,186
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	75,000	74,173
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	10,000	9,502
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	5,000	4,493
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	15,000	14,396
Pacific Gas and Electric Co. sr. notes 1.367%, 3/10/23	100,000	98,239
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	30,205
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	5,000	4,869
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	36,000	34,749
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	18,000	17,830
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	15,000	15,082
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	5,000	4,919

		1,210,782

Total corporate bonds and notes (cost $18,113,904)		$17,751,988

MORTGAGE-BACKED SECURITIES (3.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 24.197%, 4/15/37	$5,104	$7,962
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 22.343%, 11/15/35	7,160	10,883
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 18.67%, 3/15/35	15,011	19,064
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 15.932%, 6/15/34	4,019	4,340
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 22.893%, 3/25/36	8,927	12,319
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 22.526%, 6/25/37	7,744	12,235
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	2,681	2,428
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	25,468	5,046
Ser. 13-14, IO, 3.50%, 12/20/42	71,942	7,964
Ser. 16-H16, Class EI, IO, 2.199%, 6/20/66(WAC)	125,040	7,377
Ser. 15-H26, Class DI, IO, 1.707%, 10/20/65(WAC)	185,492	9,044

		98,662
Commercial mortgage-backed securities (1.3%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.314%, 1/15/49(WAC)	14,441	—
BANK
FRB Ser. 17-BNK8, Class B, 3.925%, 11/15/50(WAC)	12,000	12,002
FRB Ser. 19-BN22, Class C, 3.461%, 11/15/62(WAC)	44,000	41,695
CD Commercial Mortgage Trust
FRB Ser. 17-CD6, Class B, 3.911%, 11/13/50(WAC)	14,000	13,752
FRB Ser. 17-CD6, Class AM, 3.709%, 11/13/50(WAC)	73,000	72,187
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	14,000	13,766
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.102%, 11/10/46(WAC)	11,000	10,966
Ser. 18-C6, Class AS, 4.642%, 11/10/51(WAC)	13,000	13,638
Ser. 13-GC11, Class B, 3.732%, 4/10/46(WAC)	77,000	77,110
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.364%, 10/15/49(WAC)	374,725	4
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.467%, 12/10/44(WAC)	29,000	28,710
FRB Ser. 13-CR13, Class C, 4.881%, 11/10/46(WAC)	27,000	26,925
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	75,000	74,600
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	20,000	20,439
Ser. 14-CR19, Class B, 4.703%, 8/10/47(WAC)	16,000	16,126
Ser. 14-UBS2, Class B, 4.701%, 3/10/47	75,000	75,588
FRB Ser. 14-UBS6, Class C, 4.444%, 12/10/47(WAC)	16,000	15,571
Ser. 14-CR21, Class AM, 3.987%, 12/10/47	44,000	43,889
Ser. 15-CR27, Class AM, 3.984%, 10/10/48	59,000	59,514
3.829%, 2/10/48(WAC)	18,000	17,783
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	77,000	77,099
FRB Ser. 14-CR18, Class XA, IO, 0.992%, 7/15/47(WAC)	81,119	1,469
FRB Ser. 14-CR20, Class XA, IO, 0.984%, 11/10/47(WAC)	258,433	5,213
FRB Ser. 14-CR17, Class XA, IO, 0.957%, 5/10/47(WAC)	353,315	5,633
FRB Ser. 14-UBS6, Class XA, IO, 0.858%, 12/10/47(WAC)	765,516	13,668
FRB Ser. 14-LC17, Class XA, IO, 0.702%, 10/10/47(WAC)	414,693	5,809
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49(WAC)	478,273	5
CSAIL Commercial Mortgage Trust
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	15,000	14,950
Ser. 19-C17, Class AS, 3.278%, 9/15/52	49,000	47,305
FRB Ser. 20-C19, Class XA, IO, 1.114%, 3/15/53(WAC)	1,043,796	73,151
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.451%, 12/15/49(WAC)	70,000	57,165
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.758%, 9/25/27(WAC)	382,782	13,564
GS Mortgage Securities Corp., II 144A Ser. GC10, Class B, 3.682%, 2/10/46	50,000	49,603
GS Mortgage Securities Trust
FRB Ser. 15-GC32, Class B, 4.412%, 7/10/48(WAC)	73,000	73,284
FRB Ser. 15-GC30, Class C, 4.072%, 5/10/50(WAC)	21,000	20,233
GS Mortgage Securities Trust 144A
FRB Ser. 13-GC14, Class B, 4.735%, 8/10/46(WAC)	13,000	13,146
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	17,000	16,860
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.191%, 11/15/45(WAC)	43,000	43,417
FRB Ser. 14-C22, Class C, 4.554%, 9/15/47(WAC)	13,000	12,161
FRB Ser. 13-C12, Class B, 4.095%, 7/15/45(WAC)	12,000	11,993
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	8,423	8,018
Ser. 12-C6, Class AS, 4.117%, 5/15/45	16,000	15,987
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	216,572	26
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.053%, 2/15/47(WAC)	10,000	10,247
FRB Ser. 15-C24, Class B, 4.343%, 5/15/48(WAC)	10,000	10,024
Ser. 13-C13, Class AS, 4.266%, 11/15/46	75,000	75,924
FRB Ser. 14-C17, Class XA, IO, 1.046%, 8/15/47(WAC)	169,586	2,732
FRB Ser. 15-C26, Class XA, IO, 0.98%, 10/15/48(WAC)	583,886	13,936
FRB Ser. 13-C12, Class XA, IO, 0.575%, 10/15/46(WAC)	411,784	2,515
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.624%, 8/15/45(WAC)	15,000	14,970
Morgan Stanley Capital I Trust FRB Ser. 18-H3, Class XA, IO, 0.823%, 7/15/51(WAC)	1,531,234	56,120
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, 1.477%, 9/15/36 (Cayman Islands)	38,010	37,358
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.572%, 12/10/45(WAC)	179,085	629
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.305%, 7/15/46(WAC)	19,000	18,782
FRB Ser. 13-LC12, Class C, 4.305%, 7/15/46(WAC)	24,000	21,476
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	16,000	15,937
Ser. 15-NXS3, Class AS, 3.972%, 9/15/57(WAC)	16,000	16,218
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.182%, 3/15/45(WAC)	47,000	47,072
Ser. 13-C11, Class AS, 3.311%, 3/15/45	12,000	11,991
Ser. 12-C10, Class AS, 3.241%, 12/15/45	14,000	14,008
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.294%, 3/15/44(WAC)	24,699	11,922
FRB Ser. 13-C15, Class D, 4.506%, 8/15/46(WAC)	43,000	28,062
FRB Ser. 12-C10, Class XA, IO, 1.479%, 12/15/45(WAC)	269,438	984

		1,624,931
Residential mortgage-backed securities (non-agency) (2.1%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.778%, 5/25/35(WAC)	8,933	9,001
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.081%, 6/25/46	55,064	50,919
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.837%, 8/25/46	74,637	66,540
Ellington Financial Mortgage Trust 144A Ser. 20-2, Class A2, 1.486%, 10/25/65(WAC)	43,014	41,642
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 5.107%, 10/25/28	77,377	80,067
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	73,000	72,684
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.857%, 2/25/47	110,000	109,703
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M2, (1 Month US LIBOR + 2.10%), 2.557%, 9/25/48	102,243	102,691
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M2B, (1 Month US LIBOR + 2.10%), 2.557%, 9/25/48	28,000	27,931
Structured Agency Credit Risk Debt FRN Ser. 19-HQA2, Class M2, (1 Month US LIBOR + 2.05%), 2.507%, 4/25/49	41,135	41,032
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 2.399%, 8/25/33	111,000	109,419
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 1.949%, 1/25/42	74,000	69,810
Structured Agency Credit Risk Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 1.40%), 1.857%, 2/25/49	73,339	72,978
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (1 Month US LIBOR + 1.00%), 1.457%, 2/25/47	109,000	108,000
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 1.399%, 2/25/42	99,105	98,361
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 0.949%, 9/25/41	36,000	35,091
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.407%, 8/25/28	50,366	53,411
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 7.207%, 8/25/28	71,374	76,230
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.457%, 9/25/28	32,755	34,516
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.357%, 10/25/28	8,933	9,402
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 6.157%, 4/25/28	44,565	47,670
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 6.007%, 4/25/28	55,290	57,346
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (1 Month US LIBOR + 5.25%), 5.707%, 10/25/23	5,759	5,945
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.457%, 7/25/25	87	87
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.457%, 11/25/24	709	717
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.357%, 11/25/24	2,587	2,661
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.907%, 1/25/29	94,770	98,010
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.807%, 5/25/29	130,167	135,519
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.757%, 2/25/25	29,268	29,736
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.707%, 4/25/29	55,020	57,424
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.707%, 1/25/29	93,371	95,561
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.457%, 5/25/25	1,894	1,917
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (1 Month US LIBOR + 3.65%), 4.107%, 9/25/29	56,000	57,453
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 4.007%, 7/25/29	103,378	105,539
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2C, (1 Month US LIBOR + 3.55%), 4.007%, 7/25/29	44,000	45,322
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.357%, 7/25/24	3,241	3,248
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 3.057%, 5/25/24	6,372	6,378
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1ED5, (1 Month US LIBOR + 2.25%), 2.707%, 7/25/30	34,029	34,061
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (1 Month US LIBOR + 0.65%), 1.107%, 1/25/31	33,677	33,298
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2ED1, (1 Month US LIBOR + 0.60%), 1.057%, 11/25/29	23,181	22,775
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 0.999%, 11/25/41	21,346	21,120
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 0.849%, 10/25/41	26,129	25,941
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 1.257%, 2/25/34	19,289	18,992
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (1 Month US LIBOR + 1.13%), 1.582%, 10/25/33	36,310	36,114
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.507%, 10/25/34	24,648	24,347
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	119,974	112,907
Verus Securitization Trust 144A Ser. 20-5, Class A2, 1.578%, 5/25/65	54,707	53,332
Visio Trust 144A Ser. 20-1, Class A3, 3.521%, 8/25/55(WAC)	117,000	112,377
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.417%, 7/25/45	19,135	18,078

		2,533,303

Total mortgage-backed securities (cost $4,420,620)		$4,256,896

COMMODITY LINKED NOTES (0.5%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 2022 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$604,000	$654,505

Total commodity Linked Notes (cost $604,000)		$654,505

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
	Principal amount	Value
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)	$130,000	$134,875
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)	200,000	211,499
Cote d'Ivoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Côte d'Ivoire)	95,257	93,233
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	98,000	106,523
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	10,000	14,176

Total foreign government and agency bonds and notes (cost $577,048)		$560,306

SENIOR LOANS (0.4%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.707%, 4/1/28	$9,925	$9,751
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.352%, 4/22/26	9,885	8,794
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28	5,000	5,058
AppleCaramel Buyer, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 0.00%), 4.25%, 10/19/27	9,875	9,747
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	14,813	14,545
Ascend Learning, LLC bank term loan FRN (1 Month US LIBOR + 5.75%), 6.25%, 11/18/29	5,000	4,963
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 5.707%, 1/30/29	10,000	9,763
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 3.707%, 7/31/27	4,962	4,855
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	19,820	18,876
Clarios Global LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.707%, 4/30/26	34,881	34,401
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/27	20,793	20,172
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	2,652	2,627
CQP Holdco LP bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.756%, 6/4/28	14,888	14,797
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 7/22/27	9,550	9,529
Epicor Software Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.75%, 7/30/28	5,000	5,094
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	39,400	39,041
Global Medical Response, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 5.25%, 10/2/25	24,688	24,479
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.545%, 12/1/27	9,900	9,875
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 5/1/26	8,916	8,855
IRB Holding Corp. bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 3.00%), 3.75%, 12/15/27	4,938	4,905
Jazz Financing Lux SARL bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 5/31/28	9,925	9,879
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.554%, 2/4/26	9,900	8,990
MajorDrive Holdings IV, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.563%, 6/1/28	14,875	14,624
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	9,925	9,181
Ortho-Clinical Diagnostics, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.278%, 6/30/25	8,700	8,659
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.758%, 12/17/28	24,938	24,670
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	14,925	14,802
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.748%, 4/29/25	17,522	15,419
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	10,000	7,500
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	4,702	4,222
Rocket Software, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 4.75%, 11/28/25	4,963	4,888
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.006%, 10/1/25	7,801	7,675
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.957%, 12/17/26	34,475	33,910
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.006%, 3/28/25	19,151	18,707
TK Elevator US Newco, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 7/31/27	4,975	4,922
UKG, Inc. bank term loan FRN (1 Month US LIBOR + 5.25%), 5.75%, 5/3/27	5,000	4,954
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	9,900	9,768
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.991%, 3/2/27	14,478	14,098

Total senior loans (cost $485,865)		$476,995

ASSET-BACKED SECURITIES (0.2%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 1.257%, 11/25/53	$25,000	$25,000
FRB Ser. 21-2, Class A, (1 Month US LIBOR + 0.75%), 1.207%, 4/25/55	32,000	32,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 1.207%, 5/25/55	46,000	45,728
Provident Funding Mortgage Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 0.887%, 2/25/55	13,888	13,888
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 1.255%, 4/25/22	46,000	46,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), zero %, 8/8/22	46,000	46,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 1.057%, 1/25/46	25,329	25,205

Total asset-backed securities (cost $233,954)		$233,821

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$5,000	$4,498
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	15,000	14,100
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	7,000	6,564

Total convertible bonds and notes (cost $22,856)		$25,162

SHORT-TERM INVESTMENTS (3.6%)(a)
	Principal amount	Value
Interest in $384,728,000 joint tri-party repurchase agreement dated 3/31/2022 with BofA Securities, Inc. due 4/1/2022 - maturity value of $2,839,024 for an effective yield of 0.300% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 4.500% and due dates ranging from 2/1/2042 to 3/1/2052, valued at $392,422,560)	$2,839,000	$2,839,000
U.S. Treasury Bills 0.396%, 6/9/22(SEG)(SEGCCS)	300,000	299,784
U.S. Treasury Bills 0.288%, 5/3/22(SEG)(SEGCCS)	200,000	199,976
U.S. Treasury Bills 0.049%, 4/21/22(SEG)(SEGCCS)	1,000,000	999,931

Total short-term investments (cost $4,338,699)		$4,338,691
TOTAL INVESTMENTS

Total investments (cost $112,495,269)		$134,682,402

	FORWARD CURRENCY CONTRACTS at 3/31/22 (aggregate face value $2,755,049) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Buy	4/20/22	$13,597	$13,343	$254
		Euro	Buy	6/15/22	399,437	400,838	(1,401)
	Citibank, N.A.
		Danish Krone	Sell	6/15/22	68,621	68,880	259
	Credit Suisse International
		British Pound	Sell	6/15/22	159,825	162,809	2,984
	HSBC Bank USA, National Association
		Hong Kong Dollar	Buy	5/18/22	47,436	47,674	(238)
	JPMorgan Chase Bank N.A.
		Norwegian Krone	Sell	6/15/22	231,129	228,340	(2,789)
		Singapore Dollar	Sell	5/18/22	163,630	164,958	1,328
		Swedish Krona	Sell	6/15/22	12,380	11,981	(399)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	4/20/22	28,291	27,091	(1,200)
		British Pound	Buy	6/15/22	250,046	248,407	1,639
		Canadian Dollar	Buy	4/20/22	80	79	1
		Euro	Sell	6/15/22	216,412	214,349	(2,063)
		Swiss Franc	Buy	6/15/22	209,054	207,418	1,636
	NatWest Markets PLC
		Euro	Sell	6/15/22	216,523	214,449	(2,074)
		Japanese Yen	Buy	5/18/22	39,155	41,699	(2,544)
		Swiss Franc	Sell	6/15/22	124,716	125,361	645
	State Street Bank and Trust Co.
		Chinese Yuan (Offshore)	Sell	5/18/22	6,827	6,795	(32)
	UBS AG
		Australian Dollar	Sell	4/20/22	277,521	265,775	(11,746)
	WestPac Banking Corp.
		Australian Dollar	Sell	4/20/22	295,108	282,587	(12,521)
		Canadian Dollar	Buy	4/20/22	22,635	22,216	419

	Unrealized appreciation						9,165

	Unrealized (depreciation)						(37,007)

	Total						$(27,842)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	43	$4,450,769	$4,442,760	Jun-22	$127,459
S&P 500 Index E-Mini (Long)	2	453,041	453,075	Jun-22	195
S&P 500 Index E-Mini (Short)	85	19,254,243	19,255,688	Jun-22	(1,049,987)
U.S. Treasury Bond 30 yr (Long)	8	1,200,500	1,200,500	Jun-22	(44,041)
U.S. Treasury Bond Ultra 30 yr (Long)	16	2,834,000	2,834,000	Jun-22	(104,661)
U.S. Treasury Note 2 yr (Long)	26	5,509,969	5,509,969	Jun-22	(69,480)
U.S. Treasury Note 5 yr (Long)	49	5,619,688	5,619,688	Jun-22	(134,454)
U.S. Treasury Note 5 yr (Short)	42	4,816,875	4,816,875	Jun-22	114,093
U.S. Treasury Note 10 yr (Long)	17	2,088,875	2,088,875	Jun-22	(56,914)

Unrealized appreciation					241,747

Unrealized (depreciation)					(1,459,537)

Total					$(1,217,790)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/22 (proceeds receivable $8,885,273) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 4/1/52	$1,000,000	4/13/22	$1,037,344
Uniform Mortgage-Backed Securities, 4.00%, 4/1/52	1,000,000	4/13/22	1,020,547
Uniform Mortgage-Backed Securities, 3.50%, 4/1/52	2,000,000	4/13/22	2,003,594
Uniform Mortgage-Backed Securities, 2.50%, 4/1/52	4,000,000	4/13/22	3,816,875
Uniform Mortgage-Backed Securities, 2.00%, 4/1/52	1,000,000	4/13/22	928,141

Total			$8,806,501

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,399,000	$97,636		$(19)	1/3/32	1.3265% — Annually	Secured Overnight Financing Rate — Annually	$93,559
		2,352,000	31,282	(E)	(34,170)	6/15/24	1.80% — Annually	Secured Overnight Financing Rate — Annually	(2,890)
		3,254,000	43,278	(E)	47,271	6/15/24	Secured Overnight Financing Rate — Annually	1.80% — Annually	3,993
		951,000	20,123	(E)	(22,287)	6/15/27	1.85% — Annually	Secured Overnight Financing Rate — Annually	(2,164)
		326,000	6,898	(E)	7,617	6/15/27	Secured Overnight Financing Rate — Annually	1.85% — Annually	719
		261,000	4,727	(E)	(6,926)	6/15/32	1.95% — Annually	Secured Overnight Financing Rate — Annually	(2,199)
		1,381,000	25,010	(E)	36,610	6/15/32	Secured Overnight Financing Rate — Annually	1.95% — Annually	11,601
		428,000	5,555	(E)	6,631	6/15/52	Secured Overnight Financing Rate — Annually	2.05% — Annually	12,186
		22,000	286	(E)	(339)	6/15/52	2.05% — Annually	Secured Overnight Financing Rate — Annually	(624)
		420,000	504		(2)	3/31/24	2.307% — Annually	Secured Overnight Financing Rate — Annually	(533)
		290,000	740		(2)	3/31/27	Secured Overnight Financing Rate — Annually	2.288% — Annually	756
		276,000	737		(2)	4/1/27	2.2915% — Annually	Secured Overnight Financing Rate — Annually	(739)
		237,000	133		(2)	4/1/27	2.247% — Annually	Secured Overnight Financing Rate — Annually	(135)

	Total				$34,380				$113,530
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Goldman Sachs International
	$4,701,882	$4,843,677	$—	12/15/25	(Secured Overnight Financing Rate plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	$154,797
	4,620,844	4,761,523	—	12/15/25	Secured Overnight Financing Rate minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(154,506)
	1,838	1,846	—	12/15/25	(Secured Overnight Financing Rate plus 0.40%) — Monthly	Evraz PLC — Monthly	7

Upfront premium received			—	Unrealized appreciation			154,804

Upfront premium (paid)			—	Unrealized (depreciation)			(154,506)

		Total	$—			Total	$298
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Diageo PLC (United Kingdom)	Consumer staples	644	$32,782	0.68%
Exxon Mobil Corp.	Energy	387	31,958	0.66%
ConocoPhillips	Energy	319	31,881	0.66%
PepsiCo, Inc.	Consumer staples	189	31,557	0.65%
Verisk Analytics, Inc.	Consumer cyclicals	147	31,526	0.65%
MSCI, Inc.	Technology	62	31,320	0.65%
FactSet Research Systems, Inc.	Consumer cyclicals	72	31,273	0.65%
SEI Investments Co.	Financials	517	31,110	0.64%
Eiffage SA (France)	Basic materials	299	31,007	0.64%
Keysight Technologies, Inc.	Technology	195	30,752	0.63%
Secom Co., Ltd. (Japan)	Consumer cyclicals	416	30,389	0.63%
Exor NV (Netherlands)	Financials	388	29,981	0.62%
Hershey Co. (The)	Consumer staples	136	29,561	0.61%
GlaxoSmithKline PLC (United Kingdom)	Health care	1,272	27,578	0.57%
Colgate-Palmolive Co.	Consumer staples	352	26,682	0.55%
Baloise Holding AG (Switzerland)	Financials	144	25,912	0.53%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	930	25,625	0.53%
AT&T, Inc.	Communication services	1,074	25,384	0.52%
Textron, Inc.	Capital goods	331	24,620	0.51%
Marubeni Corp. (Japan)	Conglomerates	2,094	24,599	0.51%
IA Financial Corp., Inc. (Canada)	Financials	401	24,420	0.50%
Fortive Corp.	Capital goods	399	24,291	0.50%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	1,409	24,283	0.50%
Avery Dennison Corp.	Basic materials	138	23,938	0.49%
Dover Corp.	Capital goods	152	23,834	0.49%
Bank Hapoalim MB (Israel)	Financials	2,389	23,770	0.49%
Toronto-Dominion Bank (Canada)	Financials	297	23,615	0.49%
Weyerhaeuser Co.	Basic materials	622	23,586	0.49%
Chevron Corp.	Energy	144	23,528	0.49%
3M Co.	Conglomerates	154	22,922	0.47%
Brenntag SE (Germany)	Basic materials	281	22,916	0.47%
Bank Leumi Le-Israel BM (Israel)	Financials	2,111	22,851	0.47%
Zebra Technologies Corp. Class A	Technology	55	22,710	0.47%
Cummins, Inc.	Capital goods	110	22,546	0.47%
Synopsys, Inc.	Technology	67	22,351	0.46%
Tokyo Gas Co., Ltd. (Japan)	Utilities and power	1,209	22,226	0.46%
MetLife, Inc.	Financials	315	22,157	0.46%
Canadian Imperial Bank of Commerce (Canada)	Financials	181	21,982	0.45%
Edenred (France)	Consumer cyclicals	435	21,748	0.45%
Cadence Design Systems, Inc.	Technology	132	21,739	0.45%
Hologic, Inc.	Health care	283	21,734	0.45%
Sumitomo Corp. (Japan)	Consumer staples	1,245	21,732	0.45%
VeriSign, Inc.	Technology	98	21,699	0.45%
Fidelity National Financial, Inc.	Financials	444	21,696	0.45%
AMETEK, Inc.	Conglomerates	161	21,431	0.44%
Telefonica SA (Spain)	Communication services	4,368	21,327	0.44%
George weston, Ltd. (Canada)	Consumer staples	170	20,993	0.43%
Fairfax Financial Holdings, Ltd. (Canada)	Financials	38	20,861	0.43%
Repsol SA (Spain)	Energy	1,562	20,719	0.43%
Sonic Healthcare, Ltd. (Australia)	Health care	776	20,687	0.43%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Assicurazioni Generali SpA (Italy)	Financials	1,447	$33,254	0.70%
Air Liquide SA (France)	Basic materials	181	31,890	0.67%
AXA SA (France)	Financials	1,074	31,558	0.66%
S&P Global, Inc.	Consumer cyclicals	76	31,245	0.66%
Allianz SE (Germany)	Financials	129	30,805	0.65%
STERIS PLC	Health care	127	30,690	0.64%
Berkshire Hathaway, Inc. Class B	Financials	86	30,482	0.64%
BHP Group, Ltd. (Australia)	Basic materials	766	29,646	0.62%
Visa, Inc. Class A	Financials	129	28,708	0.60%
Waste Management, Inc.	Capital goods	180	28,518	0.60%
Heineken NV (Netherlands)	Consumer staples	285	27,338	0.57%
Ceridian HCM Holding, Inc.	Technology	389	26,568	0.56%
Kimco Realty Corp.	Financials	1,067	26,343	0.55%
Pioneer Natural Resources Co.	Energy	103	25,682	0.54%
SoftBank Corp.	Communication services	2,124	24,920	0.52%
Bouygues SA (France)	Conglomerates	709	24,798	0.52%
Tokio Marine Holdings, Inc. (Japan)	Financials	422	24,688	0.52%
BNP Paribas SA (France)	Financials	429	24,648	0.52%
Atmos Energy Corp.	Utilities and power	206	24,644	0.52%
Imperial Brands PLC (United Kingdom)	Consumer staples	1,154	24,424	0.51%
Toyota Motor Corp. (Japan)	Consumer cyclicals	1,336	24,395	0.51%
Alexandria Real Estate Equities, Inc.	Financials	120	24,157	0.51%
Cooper Cos., Inc. (The)	Health care	57	23,944	0.50%
TOTO, Ltd.	Basic materials	579	23,508	0.49%
TransCanada Corp. (Canada)	Energy	402	22,658	0.48%
Waste Connections, Inc.	Capital goods	162	22,632	0.48%
Trend Micro, Inc. (Japan)	Technology	383	22,554	0.47%
Enbridge, Inc. (Canada)	Utilities and power	490	22,553	0.47%
Dollar General Corp.	Consumer cyclicals	101	22,486	0.47%
Fastenal Co.	Consumer staples	376	22,307	0.47%
ORIX Corp. (Japan)	Financials	1,105	22,212	0.47%
Saputo, Inc. (Canada)	Consumer staples	935	22,148	0.47%
Avantor, Inc.	Health care	653	22,072	0.46%
Mitsubishi UFJ Financial Group, Inc. (Japan)	Financials	3,530	22,045	0.46%
Orange SA (France)	Communication services	1,856	21,983	0.46%
Molson Coors Beverage Co. Class B	Consumer staples	412	21,981	0.46%
Naturgy Energy Group SA (Spain)	Utilities and power	726	21,812	0.46%
Reed Elsevier (United Kingdom)	Consumer cyclicals	666	20,854	0.44%
Rollins, Inc.	Consumer cyclicals	591	20,726	0.44%
Hang Seng Bank, Ltd. (Hong Kong)	Financials	1,063	20,509	0.43%
International Paper Co.	Basic materials	443	20,447	0.43%
Moody's Corp.	Consumer cyclicals	60	20,352	0.43%
ONEOK, Inc.	Energy	286	20,192	0.42%
Venture Corp., Ltd. (Singapore)	Technology	1,549	20,076	0.42%
Bunzl PLC (United Kingdom)	Consumer staples	515	20,069	0.42%
CGI Group, Inc. Class A (Canada)	Technology	251	19,968	0.42%
Telus Corp. (Canada)	Communication services	764	19,949	0.42%
Enel SpA (Italy)	Utilities and power	2,945	19,766	0.42%
MTR Corp. (Hong Kong)	Transportation	3,626	19,606	0.41%
Swisscom AG (Switzerland)	Communication services	32	19,485	0.41%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$1,258,000	$101,521	$4,070	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(97,450)
	$3,952,000	$243,799	$421	9/13/26	2.7375% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(243,378)

Total			$4,491				$(340,828)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$273	$3,826	$934	5/11/63	300 bp — Monthly	$(658)
	CMBX NA BBB-.6 Index	B+/P	482	7,652	1,868	5/11/63	300 bp — Monthly	(1,381)
	CMBX NA BBB-.6 Index	B+/P	926	14,347	3,502	5/11/63	300 bp — Monthly	(2,568)
	CMBX NA BBB-.6 Index	B+/P	912	15,304	3,736	5/11/63	300 bp — Monthly	(2,815)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	120	928	75	5/11/63	200 bp — Monthly	45
	CMBX NA A.6 Index	BBB+/P	2,681	20,420	1,654	5/11/63	200 bp — Monthly	1,035
	CMBX NA A.6 Index	BBB+/P	3,215	25,061	2,030	5/11/63	200 bp — Monthly	1,195
	CMBX NA A.6 Index	BBB+/P	5,330	41,768	3,383	5/11/63	200 bp — Monthly	1,963
	CMBX NA BB.11 Index	BB-/P	1,130	2,000	213	11/18/54	500 bp — Monthly	919
	CMBX NA BB.14 Index	BB/P	439	4,000	373	12/16/72	500 bp — Monthly	70
	CMBX NA BB.6 Index	CCC+/P	2,008	13,316	5,605	5/11/63	500 bp — Monthly	(3,583)
	CMBX NA BB.7 Index	B/P	970	19,000	5,905	1/17/47	500 bp — Monthly	(4,917)
	CMBX NA BB.9 Index	B/P	817	4,000	947	9/17/58	500 bp — Monthly	(126)
	CMBX NA BBB-.10 Index	BB+/P	372	3,000	334	11/17/59	300 bp — Monthly	40
	CMBX NA BBB-.10 Index	BB+/P	620	5,000	557	11/17/59	300 bp — Monthly	66
	CMBX NA BBB-.10 Index	BB+/P	545	5,000	557	11/17/59	300 bp — Monthly	(9)
	CMBX NA BBB-.11 Index	BBB-/P	63	1,000	80	11/18/54	300 bp — Monthly	(17)
	CMBX NA BBB-.12 Index	BBB-/P	118	2,000	179	8/17/61	300 bp — Monthly	(60)
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	37	1,000	43	1/17/47	200 bp — Monthly	(5)
	CMBX NA A.7 Index	BBB+/P	291	7,000	298	1/17/47	200 bp — Monthly	(4)
	CMBX NA BB.7 Index	B/P	401	3,000	932	1/17/47	500 bp — Monthly	(528)
	CMBX NA BBB-.6 Index	B+/P	2,537	25,825	6,304	5/11/63	300 bp — Monthly	(3,752)
	CMBX NA BBB-.7 Index	BB-/P	237	3,000	539	1/17/47	300 bp — Monthly	(301)
	CMBX NA BBB-.7 Index	BB-/P	1,379	21,000	3,776	1/17/47	300 bp — Monthly	(2,384)
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(5)	1,000	5	12/16/72	200 bp — Monthly	(10)
	CMBX NA A.6 Index	BBB+/P	86	928	75	5/11/63	200 bp — Monthly	11
	CMBX NA BBB-.14 Index	BBB-/P	45	1,000	97	12/16/72	300 bp — Monthly	(51)
	CMBX NA BBB-.6 Index	B+/P	50	956	233	5/11/63	300 bp — Monthly	(183)
	CMBX NA BBB-.6 Index	B+/P	563	5,739	1,401	5/11/63	300 bp — Monthly	(835)
	CMBX NA BBB-.6 Index	B+/P	1,353	17,217	4,203	5/11/63	300 bp — Monthly	(2,839)
	CMBX NA BBB-.7 Index	BB-/P	887	12,000	2,158	1/17/47	300 bp — Monthly	(1,264)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	242	3,000	14	12/16/72	200 bp — Monthly	229
	CMBX NA A.14 Index	A-/P	(12)	2,000	6	12/16/72	200 bp — Monthly	(17)
	CMBX NA A.14 Index	A-/P	(33)	5,000	14	12/16/72	200 bp — Monthly	(45)
	CMBX NA BB.6 Index	CCC+/P	3,089	5,707	2,402	5/11/63	500 bp — Monthly	692
	CMBX NA BBB-.12 Index	BBB-/P	63	1,000	89	8/17/61	300 bp — Monthly	(26)
	CMBX NA BBB-.13 Index	BBB-/P	92	1,000	95	12/16/72	300 bp — Monthly	(3)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(17)	2,000	9	12/16/72	200 bp — Monthly	(25)
	CMBX NA A.14 Index	A-/P	13	1,000	3	12/16/72	200 bp — Monthly	10
	CMBX NA A.14 Index	A-/P	(11)	1,000	3	12/16/72	200 bp — Monthly	(14)
	CMBX NA A.14 Index	A-/P	(13)	1,000	3	12/16/72	200 bp — Monthly	(15)
	CMBX NA A.14 Index	A-/P	(12)	2,000	6	12/16/72	200 bp — Monthly	(17)
	CMBX NA A.14 Index	A-/P	(30)	2,000	6	12/16/72	200 bp — Monthly	(34)
	CMBX NA A.14 Index	A-/P	(31)	2,000	6	12/16/72	200 bp — Monthly	(36)
	CMBX NA A.14 Index	A-/P	(31)	2,000	6	12/16/72	200 bp — Monthly	(36)
	CMBX NA A.14 Index	A-/P	(42)	3,000	8	12/16/72	200 bp — Monthly	(49)
	CMBX NA BB.6 Index	CCC+/P	737	2,853	1,201	5/11/63	500 bp — Monthly	(461)
	CMBX NA BB.6 Index	CCC+/P	1,478	5,707	2,402	5/11/63	500 bp — Monthly	(918)
	CMBX NA BBB-.12 Index	BBB-/P	59	1,000	89	8/17/61	300 bp — Monthly	(30)
	CMBX NA BBB-.12 Index	BBB-/P	215	5,000	447	8/17/61	300 bp — Monthly	(229)

Upfront premium received			34,875		Unrealized appreciation			6,275

Upfront premium (paid)			(237)		Unrealized (depreciation)			(30,245)

	Total		$34,638				Total	$(23,970)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(1,688)	$7,000	$1,953	11/17/59	(500 bp) — Monthly	$258
	CMBX NA BB.10 Index	(1,785)	7,000	1,953	11/17/59	(500 bp) — Monthly	161
	CMBX NA BB.10 Index	(209)	2,000	558	11/17/59	(500 bp) — Monthly	347
	CMBX NA BB.10 Index	(219)	2,000	558	11/17/59	(500 bp) — Monthly	337
	CMBX NA BB.8 Index	(248)	1,933	680	10/17/57	(500 bp) — Monthly	430
	CMBX NA BB.9 Index	(81)	2,000	474	9/17/58	(500 bp) — Monthly	391
	CMBX NA BB.9 Index	(103)	1,000	237	9/17/58	(500 bp) — Monthly	133
	CMBX NA BBB-.10 Index	(437)	2,000	223	11/17/59	(300 bp) — Monthly	(215)
	CMBX NA BBB-.12 Index	(352)	1,000	89	8/17/61	(300 bp) — Monthly	(264)
	CMBX NA BBB-.12 Index	(60)	1,000	89	8/17/61	(300 bp) — Monthly	29
	CMBX NA BBB-.6 Index	(700)	10,521	2,568	5/11/63	(300 bp) — Monthly	1,862
	CMBX NA BBB-.6 Index	(2,545)	7,652	1,868	5/11/63	(300 bp) — Monthly	(682)
	CMBX NA BBB-.6 Index	(849)	2,869	700	5/11/63	(300 bp) — Monthly	(151)
	CMBX NA BBB-.6 Index	(556)	1,913	467	5/11/63	(300 bp) — Monthly	(90)
	CMBX NA BBB-.6 Index	(248)	956	233	5/11/63	(300 bp) — Monthly	(15)
	CMBX NA BBB-.8 Index	(833)	6,000	780	10/17/57	(300 bp) — Monthly	(56)
	CMBX NA BBB-.8 Index	(416)	3,000	390	10/17/57	(300 bp) — Monthly	(28)
	CMBX NA BBB-.8 Index	(313)	2,000	260	10/17/57	(300 bp) — Monthly	(54)
	CMBX NA BBB-.8 Index	(316)	2,000	260	10/17/57	(300 bp) — Monthly	(57)
	CMBX NA BBB-.8 Index	(317)	2,000	260	10/17/57	(300 bp) — Monthly	(59)
	CMBX NA BBB-.8 Index	(286)	2,000	260	10/17/57	(300 bp) — Monthly	(27)
	CMBX NA BBB-.8 Index	(266)	2,000	260	10/17/57	(300 bp) — Monthly	(7)
	CMBX NA BBB-.8 Index	(157)	1,000	130	10/17/57	(300 bp) — Monthly	(27)
	Credit Suisse International
	CMBX NA BB.10 Index	(476)	4,000	1,116	11/17/59	(500 bp) — Monthly	636
	CMBX NA BB.10 Index	(534)	4,000	1,116	11/17/59	(500 bp) — Monthly	578
	CMBX NA BB.10 Index	(249)	2,000	558	11/17/59	(500 bp) — Monthly	307
	CMBX NA BB.7 Index	(512)	27,582	11,609	5/11/63	(500 bp) — Monthly	11,071
	CMBX NA BB.7 Index	(1,291)	7,000	2,176	1/17/47	(500 bp) — Monthly	878
	CMBX NA BB.7 Index	(1,151)	7,000	2,176	1/17/47	(500 bp) — Monthly	1,017
	Goldman Sachs International
	CMBX NA A.6 Index	(523)	5,569	451	5/11/63	(200 bp) — Monthly	(74)
	CMBX NA A.6 Index	(430)	4,641	376	5/11/63	(200 bp) — Monthly	(56)
	CMBX NA BB.7 Index	(983)	6,000	1,865	1/17/47	(500 bp) — Monthly	876
	CMBX NA BB.7 Index	(1,015)	5,000	1,554	1/17/47	(500 bp) — Monthly	534
	CMBX NA BB.8 Index	(1,105)	2,899	1,021	10/17/57	(500 bp) — Monthly	(87)
	CMBX NA BB.8 Index	(720)	1,933	680	10/17/57	(500 bp) — Monthly	(41)
	CMBX NA BB.8 Index	(113)	966	340	10/17/57	(500 bp) — Monthly	226
	CMBX NA BB.8 Index	(340)	966	340	10/17/57	(500 bp) — Monthly	(1)
	CMBX NA BBB-.10 Index	(1,312)	6,000	668	11/17/59	(300 bp) — Monthly	(647)
	CMBX NA BBB-.10 Index	(624)	4,000	446	11/17/59	(300 bp) — Monthly	(180)
	CMBX NA BBB-.12 Index	(780)	4,000	358	8/17/61	(300 bp) — Monthly	(425)
	CMBX NA BBB-.6 Index	(3,543)	12,434	3,035	5/11/63	(300 bp) — Monthly	(515)
	CMBX NA BBB-.6 Index	(400)	7,652	1,868	5/11/63	(300 bp) — Monthly	1,463
	CMBX NA BBB-.8 Index	(129)	1,000	130	10/17/57	(300 bp) — Monthly	—
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(169)	8,000	340	1/17/47	(200 bp) — Monthly	168
	CMBX NA BBB-.10 Index	(2,613)	23,000	2,562	11/17/59	(300 bp) — Monthly	(64)
	CMBX NA BBB-.10 Index	(563)	2,000	223	11/17/59	(300 bp) — Monthly	(342)
	CMBX NA BBB-.10 Index	(298)	1,000	111	11/17/59	(300 bp) — Monthly	(187)
	CMBX NA BBB-.10 Index	(165)	1,000	111	11/17/59	(300 bp) — Monthly	(54)
	CMBX NA BBB-.11 Index	(202)	1,000	80	11/18/54	(300 bp) — Monthly	(122)
	CMBX NA BBB-.6 Index	(15,344)	45,911	11,207	5/11/63	(300 bp) — Monthly	(4,163)
	CMBX NA BBB-.7 Index	(6,573)	28,000	5,034	1/17/47	(300 bp) — Monthly	(1,555)
	CMBX NA BBB-.8 Index	(139)	1,000	130	10/17/57	(300 bp) — Monthly	(9)
	Merrill Lynch International
	CMBX NA BB.10 Index	(228)	4,000	1,116	11/17/59	(500 bp) — Monthly	885
	CMBX NA BB.11 Index	(494)	1,000	107	11/18/54	(500 bp) — Monthly	(389)
	CMBX NA BBB-.7 Index	(328)	4,000	719	1/17/47	(300 bp) — Monthly	389
	CMBX NA BBB-.9 Index	(185)	1,000	102	9/17/58	(300 bp) — Monthly	(84)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(1,259)	12,066	977	5/11/63	(200 bp) — Monthly	(287)
	CMBX NA A.6 Index	(514)	5,569	451	5/11/63	(200 bp) — Monthly	(65)
	CMBX NA A.6 Index	(574)	5,569	451	5/11/63	(200 bp) — Monthly	(125)
	CMBX NA A.6 Index	(483)	4,641	376	5/11/63	(200 bp) — Monthly	(109)
	CMBX NA A.6 Index	(168)	1,856	150	5/11/63	(200 bp) — Monthly	(18)
	CMBX NA BB.10 Index	(210)	2,000	558	11/17/59	(500 bp) — Monthly	346
	CMBX NA BB.10 Index	(470)	2,000	558	11/17/59	(500 bp) — Monthly	86
	CMBX NA BB.7 Index	(193)	1,000	311	1/17/47	(500 bp) — Monthly	117
	CMBX NA BB.9 Index	(61)	1,000	237	9/17/58	(500 bp) — Monthly	175
	CMBX NA BBB-.10 Index	(6,792)	39,000	4,345	11/17/59	(300 bp) — Monthly	(2,470)
	CMBX NA BBB-.10 Index	(859)	6,000	668	11/17/59	(300 bp) — Monthly	(194)
	CMBX NA BBB-.10 Index	(970)	6,000	668	11/17/59	(300 bp) — Monthly	(305)
	CMBX NA BBB-.10 Index	(260)	3,000	334	11/17/59	(300 bp) — Monthly	73
	CMBX NA BBB-.10 Index	(240)	2,000	223	11/17/59	(300 bp) — Monthly	(18)
	CMBX NA BBB-.10 Index	(218)	1,000	111	11/17/59	(300 bp) — Monthly	(107)
	CMBX NA BBB-.13 Index	(62)	1,000	95	12/16/72	(300 bp) — Monthly	33
	CMBX NA BBB-.7 Index	(408)	4,000	719	1/17/47	(300 bp) — Monthly	309
	CMBX NA BBB-.8 Index	(429)	3,000	390	10/17/57	(300 bp) — Monthly	(41)
	CMBX NA BBB-.8 Index	(311)	2,000	260	10/17/57	(300 bp) — Monthly	(52)
	CMBX NA BBB-.8 Index	(254)	2,000	260	10/17/57	(300 bp) — Monthly	5
	CMBX NA BBB-.8 Index	(254)	2,000	260	10/17/57	(300 bp) — Monthly	4
	CMBX NA BBB-.8 Index	(156)	1,000	130	10/17/57	(300 bp) — Monthly	(26)
	CMBX NA BBB-.8 Index	(155)	1,000	130	10/17/57	(300 bp) — Monthly	(26)
	CMBX NA BBB-.8 Index	(157)	1,000	130	10/17/57	(300 bp) — Monthly	(27)
	CMBX NA BBB-.8 Index	(136)	1,000	130	10/17/57	(300 bp) — Monthly	(6)
	CMBX NA BBB-.8 Index	(136)	1,000	130	10/17/57	(300 bp) — Monthly	(7)
	CMBX NA BBB-.8 Index	(156)	1,000	130	10/17/57	(300 bp) — Monthly	(27)

Upfront premium received		—			Unrealized appreciation		24,124

Upfront premium (paid)		(72,400)			Unrealized (depreciation)		(14,637)

	Total	$(72,400)				Total	$9,487
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/22 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 37 Index	BB-/P	$(42,420)	$449,000	$28,322	12/20/26	500 bp — Quarterly	$(12,737)
	NA IG Series 38 Index	BBB+/P	(48,798)	3,400,000	54,196	6/20/27	100 bp — Quarterly	6,153

	Total		$(91,218)					$(6,584)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
PO	Principal Only
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through March 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $120,134,215.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/22
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$534,510	$534,510	$15	$—
	Putnam Short Term Investment Fund**	4,966,168	1,270,868	6,237,036	444	—

	Total Short-term investments	$4,966,168	$1,805,378	$6,771,546	$459	$—
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund did not have any securities on loan.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,161,719.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $287,928.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $17,644,900 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $2,895,780 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $47,720 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,705,859	$1,340,223	$—
Capital goods	4,345,374	447,209	—
Communication services	1,599,201	887,436	—
Conglomerates	488,418	—	—
Consumer cyclicals	10,564,264	1,842,820	—
Consumer staples	4,534,125	1,447,399	—
Energy	2,460,029	661,747	—
Financials	9,981,485	2,331,499	—
Government	—	21,838	—
Health care	9,459,864	1,538,797	—
Technology	25,201,844	1,115,527	—
Transportation	901,369	363,682	—
Utilities and power	2,440,439	294,408	—

Total common stocks	73,682,271	12,292,585	—
Asset-backed securities	—	233,821	—
Commodity linked notes	—	654,505	—
Convertible bonds and notes	—	25,162	—
Corporate bonds and notes	—	17,751,988	—
Foreign government and agency bonds and notes	—	560,306	—
Mortgage-backed securities	—	4,256,896	—
Senior loans	—	476,995	—
U.S. government and agency mortgage obligations	—	20,409,182	—
Short-term investments	—	4,338,691	—

Totals by level	$73,682,271	$61,000,131	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(27,842)	$—
Futures contracts	(1,217,790)	—	—
TBA sale commitments	—	(8,806,501)	—
Interest rate swap contracts	—	79,150	—
Total return swap contracts	—	(345,021)	—
Credit default contracts	—	107,913	—

Totals by level	$(1,217,790)	$(8,992,301)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$23,100,000
Centrally cleared interest rate swap contracts (notional)	$11,600,000
OTC total return swap contracts (notional)	$9,600,000
Centrally cleared total return swap contracts (notional)	$6,500,000
OTC credit default contracts (notional)	$750,000
Centrally cleared credit default contracts (notional)	$4,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com